As filed with the Securities and Exchange Commission on September 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedules of Investments.
Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 98.40%	Value
	Aerospace & Defense - 7.06%
80,866	Arconic, Inc.	$2,004,668
17,400	Northrop Grumman Corp.	4,578,462
		6,583,130
	Air Transport - 1.90%
8,500	FedEx Corp.	1,768,255

	Banks: Diversified - 3.73%
39,600	SunTrust Banks, Inc.	2,268,684
22,500	Wells Fargo & Co.	1,213,650
		3,482,334
	Chemicals: Diversified - 0.65%
6,400	BASF SE - ADR	609,728

	Communications Equipment - 2.57%
76,200	Cisco Systems, Inc.	2,396,490

	Computer Services, Software & Systems - 8.41%
122,200	CA, Inc.	3,793,088
55,700	Microsoft Corp.	4,049,390
		7,842,478
	Computer Technology - 1.30%
43,000	Hewlett Packard Enterprise Co.	752,930
24,300	HP, Inc.	464,130
		1,217,060
	Diversified Financial Services - 14.10%
156,900	Bank of America Corp.	3,784,428
76,000	Citigroup, Inc.	5,202,200
45,400	JPMorgan Chase & Co.	4,167,720
		13,154,348
	Diversified Retail - 1.59%
18,500	Wal-Mart Stores, Inc.	1,479,815

	Electronic Components - 0.53%
6,095	TE Connectivity Ltd.	489,977

	Engineering & Contracting Services - 6.49%
405,930	KBR, Inc.	6,056,476

	Foods - 5.43%
22,100	ConAgra Foods, Inc.	756,704
44,983	Herbalife Ltd. (b)	2,991,819
20,800	Tyson Foods, Inc. - Class A	1,317,888
		5,066,411
	Health Care Providers and Services - 0.99%
10,000	VCA, Inc. (b)	925,800

	Homebuilding - 1.42%
29,871	Lennar Corp. - Class B	1,328,363

	Household Equipment & Products - 2.03%
31,248	Tupperware Brands Corp.	1,897,066

	Insurance: Life - 4.10%
167,000	CNO Financial Group, Inc.	3,820,960

	Insurance: Multi-Line - 2.33%
14,200	American International Group, Inc.	929,390
31,704	Voya Financial, Inc.	1,244,065
		2,173,455
	Media - 1.14%
10,400	Time Warner, Inc.	1,065,168

	Oil: Crude Producers - 0.27%
51,300	Chesapeake Energy Corp. (b)	254,448

	Oil: Integrated - 3.48%
38,100	BP plc - ADR	1,338,834
33,734	Royal Dutch Shell plc - Class A - ADR	1,906,983
		3,245,817
	Oil Well Equipment & Services - 1.91%
336,228	Ensco plc - Class A	1,778,646

	Pharmaceuticals - 10.82%
2,900	Allergan plc (a)	731,757
37,100	Eli Lilly & Co.	3,066,686
43,900	Merck & Co., Inc.	2,804,332
105,300	Pfizer, Inc.	3,491,748
		10,094,523
	Shipping - 5.20%
259,428	Euronav SA (a)	2,088,396
122,912	Golar LNG Partners LP (a)	2,766,749
		4,855,145
	Software - 0.52%
9,800	Oracle Corp.	489,314

	Specialty Retail - 1.67%
10,400	Home Depot, Inc.	1,555,840

	Steel - 0.20%
4,615	Carpenter Technology Corp.	186,585

	Telecommunications Equipment - 0.29%
9,800	ARRIS International plc (a) (b)	274,008

	Tobacco - 3.98%
31,800	Philip Morris International, Inc.	3,711,378

	Utilities: Electrical - 4.29%
19,000	Entergy Corp.	1,457,680
66,300	Exelon Corp.	2,541,942
		3,999,622
	TOTAL COMMON STOCKS (Cost $67,090,174)	91,802,640

	SHORT-TERM INVESTMENTS - 1.40%
652,749	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.88% (c)	652,749
652,748	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (c)	652,748
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,305,497)	1,305,497

Total Investments in Securities (Cost $68,395,671) - 99.80%	93,108,137
Other Assets in Excess of Liabilities - 0.20%	191,237
NET ASSETS - 100.00%	$93,299,374

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2017.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 99.89%	Value
	Aluminum - 2.52%
22,793	Kaiser Aluminum Corp.	$2,217,531

	Asset Management & Custodian - 11.48%
104,222	OM Asset Management plc	1,570,625
925,900	Uranium Participation Corp. (a) (b)	2,836,927
48,296	Virtus Investment Partners, Inc.	5,689,269
		10,096,821
	Banks: Diversified - 13.81%
29,656	Atlantic Capital Bancshares, Inc. (b)	572,361
400	C&F Financial Corp.	19,920
6,755	Capstar Financial Holdings, Inc. (b)	118,888
10,800	Carter Bank & Trust (b)	172,800
24,519	First Bancorp	767,445
10,556	First Citizens BancShares, Inc. - Class A	3,884,819
233,386	First Horizon National Corp.	4,067,918
217,933	Park Sterling Corp.	2,532,382
		12,136,533
	Chemicals: Specialty - 5.64%
79,535	Innospec, Inc.	4,962,984

	Commercial Vehicles & Parts - 1.05%
35,553	Miller Industries, Inc.	927,933

	Communications Equipment - 5.96%
290,914	Comtech Telecommunications Corp.	5,236,452

	Computer Services, Software & Systems - 3.18%
39,652	Science Applications International Corp.	2,791,897

	Consumer Lending - 5.00%
110,825	Enova International, Inc. (b)	1,606,963
266,724	EZCORP, Inc. - Class A (b)	2,080,447
14,513	Nelnet, Inc. - Class A	712,443
		4,399,853
	Containers & Packaging - 0.62%
18,789	UFP Technologies, Inc. (b)	542,062

	Diversified Manufacturing Operations - 2.62%
149,367	Harsco Corp. (b)	2,307,720

	Engineering & Contracting Services - 7.46%
439,318	KBR, Inc.	6,554,625

	Equity REIT - Timber - 1.05%
79,937	CatchMark Timber Trust, Inc. - Class A	920,075

	Health Care Equipment & Surplus - 1.67%
28,578	CONMED Corp.	1,466,623

	Health Care Facilities - 0.94%
47,538	Tenet Healthcare Corp. (b)	824,784

	Health Care Providers and Services - 0.62%
5,900	VCA, Inc. (b)	546,222

	Homebuilding - 2.26%
87,755	William Lyon Homes - Class A (b)	1,984,141

	Household Equipment & Products - 3.27%
47,363	Tupperware Brands Corp.	2,875,408

	Insurance: Life - 4.38%
168,457	CNO Financial Group, Inc.	3,854,296

	Oil, Gas & Consumable Fuels - 1.99%
88,824	Hoegh LNG Partners LP (a)	1,745,392

	Oil Well Equipment & Services - 1.03%
170,500	Ensco plc - Class A	901,945

	Paper - 1.73%
39,180	Kapstone Paper and Packaging Corp.	895,655
57,188	Mercer International, Inc.	629,068
		1,524,723
	Real Estate Investment Trusts (REITs) - 7.06%
135,627	Government Properties Income Trust	2,404,666
94,474	Granite Real Estate Investment Trust (a)	3,801,634
		6,206,300
	Restaurants - 1.86%
39,400	Boston Pizza Royalties Income Fund (a)	706,941
69,200	Pizza Pizza Royalty Corp. (a)	930,807
		1,637,748
	Shipping - 3.32%
19,500	Golar LNG Ltd. (a)	464,295
1,361,573	Teekay Tankers Ltd. - Class A	2,450,831
		2,915,126
	Steel - 1.00%
21,723	Carpenter Technology Corp.	878,261

	Telecommunications Equipment - 1.97%
61,806	ARRIS International plc (a) (b)	1,728,096

	Textiles, Apparel & Shoes - 2.52%
332,532	Iconix Brand Group, Inc. (b)	2,217,988

	Utilities: Electrical - 3.88%
57,210	Great Plains Energy, Inc.	1,765,500
36,914	Portland General Electric Co.	1,649,687
		3,415,187
	TOTAL COMMON STOCKS (Cost $71,916,719)	87,816,726

	SHORT-TERM INVESTMENTS - 1.63%
717,886	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.88% (c)	717,886
717,886	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (c)	717,886
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,435,772)	1,435,772

	Total Investments in Securities (Cost $73,352,491) - 101.52%	89,252,498
	Liabilities in Excess of Other Assets - (1.52)%	(1,339,400)
	NET ASSETS - 100.00%	$87,913,098

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2017.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 99.63%	Value
	Aerospace & Defense - 6.12%
4,000	Arconic, Inc.	$99,160
700	Northrop Grumman Corp.	184,191
		283,351
	Air Transport - 1.80%
400	FedEx Corp.	83,212

	Banks: Diversified - 3.13%
1,400	SunTrust Banks, Inc.	80,206
1,200	Wells Fargo & Co.	64,728
		144,934
	Chemicals: Diversified - 1.03%
500	BASF SE - ADR	47,635

	Communications Equipment - 2.78%
4,100	Cisco Systems, Inc.	128,945

	Computer Services, Software & Systems - 9.45%
5,600	CA, Inc.	173,824
2,600	Microsoft Corp.	189,020
1,500	Oracle Corp.	74,895
		437,739
	Computer Technology - 1.25%
2,000	Hewlett Packard Enterprise Co.	35,020
1,200	HP, Inc.	22,920
		57,940
	Consumer Lending - 0.49%
1,000	Ally Financial, Inc.	22,640

	Diversified Financial Services - 11.95%
7,100	Bank of America Corp.	171,252
2,900	Citigroup, Inc.	198,504
2,000	JPMorgan Chase & Co.	183,600
		553,356
	Diversified Retail - 2.07%
1,200	Wal-Mart Stores, Inc.	95,988

	Electronic Components - 0.52%
300	TE Connectivity Ltd.	24,117

	Electronic Equipment, Instruments & Components - 0.50%
800	Corning, Inc.	23,312

	Engineering & Contracting Services - 6.77%
21,030	KBR, Inc.	313,768

	Financial Data & Systems - 2.08%
1,400	First Data Corp. - Class A (b)	26,124
550	Mastercard, Inc. - Class A	70,290
		96,414
	Foods - 5.86%
1,400	ConAgra Foods, Inc.	47,936
1,980	Herbalife Ltd. (b)	131,690

500	Lamb Weston Holdings, Inc.	21,990
1,100	Tyson Foods, Inc. - Class A	69,696
		271,312
	Health Care Providers & Services - 1.00%
500	VCA, Inc. (b)	46,290

	Homebuilding - 0.86%
900	Lennar Corp. - Class B	40,023

	Household Equipment & Products - 3.02%
2,300	Tupperware Brands Corp.	139,633

	Insurance: Life - 3.59%
7,273	CNO Financial Group, Inc.	166,406

	Insurance: Multi-Line - 1.78%
600	American International Group, Inc.	39,270
1,100	Voya Financial, Inc.	43,164
		82,434
	IT Services - 0.29%
171	DXC Technology Co.	13,403

	Media - 1.55%
700	Time Warner, Inc.	71,694

	Oil, Gas & Consumable Fuels - 0.39%
400	ConocoPhillips	18,148

	Oil: Crude Producers - 0.34%
3,200	Chesapeake Energy Corp. (b)	15,872

	Oil: Integrated - 3.39%
1,900	BP plc - ADR	66,766
1,600	Royal Dutch Shell plc - Class A - ADR	90,448
		157,214
	Oil Well Equipment & Services - 1.28%
11,185	Ensco plc - Class A	59,169

	Pharmaceuticals - 9.98%
100	Allergan plc (a)	25,233
1,700	Eli Lilly & Co.	140,522
2,100	Merck & Co., Inc.	134,148
4,900	Pfizer, Inc.	162,484
		462,387
	Shipping - 3.92%
8,300	Euronav SA (a)	66,815
5,100	Golar LNG Partners LP (a)	114,801
		181,616
	Specialty Retail - 1.94%
600	Home Depot, Inc.	89,760

	Telecommunications Equipment - 0.48%
800	ARRIS International plc (a) (b)	22,368

	Tobacco - 3.78%
1,500	Philip Morris International, Inc.	175,065

	Utilities: Electrical - 5.31%
300	American Electric Power Co., Inc.	21,162
900	Entergy Corp.	69,048
3,300	Exelon Corp.	126,522
200	NextEra Energy, Inc.	29,218
		245,950
	Utilities: Telecommunications - 0.93%
400	Verizon Communications, Inc.	19,360
800	Vodafone Group plc - ADR	23,744
		43,104
	TOTAL COMMON STOCKS (Cost $3,519,896)	4,615,199

	SHORT-TERM INVESTMENTS - 2.60%
60,296	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.88% (c)	60,296
60,297	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (c)	60,297
	TOTAL SHORT-TERM INVESTMENTS (Cost $120,593)	120,593

	Total Investments in Securities (Cost $3,640,489) - 102.23%	4,735,792
	Liabilities in Excess of Other Assets - (2.23)%	(103,343)
	NET ASSETS - 100.00%	$4,632,449

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2017.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 97.74%	Value
	Aerospace & Defense - 2.26%
1,500	Arconic, Inc.	$37,185

	Aluminum - 2.36%
400	Kaiser Aluminum Corp.	38,916

	Asset Management & Custodian - 10.77%
2,100	OM Asset Management plc	31,647
16,800	Uranium Participation Corp. (a) (b)	51,475
800	Virtus Investment Partners, Inc.	94,240
		177,362
	Banks: Diversified - 11.31%
100	First Citizens BancShares, Inc. - Class A	36,802
4,300	First Horizon National Corp.	74,949
1,300	SunTrust Banks, Inc.	74,477
		186,228
	Chemicals: Specialty - 4.93%
1,300	Innospec, Inc.	81,120

	Communications Equipment - 5.81%
5,316	Comtech Telecommunications Corp.	95,688

	Computer Services, Software & Systems - 5.67%
2,100	CA, Inc.	65,184
400	Science Applications International Corp.	28,164
		93,348
	Computer Technology - 1.06%
1,000	Hewlett Packard Enterprise Co.	17,510

	Consumer Lending - 5.52%
3,900	Enova International, Inc. (b)	56,550
4,400	EZCORP, Inc. - Class A (b)	34,320
		90,870
	Diversified Manufacturing Operations - 1.31%
1,400	Harsco Corp. (b)	21,630

	Engineering & Contracting Services - 5.17%
5,701	KBR, Inc.	85,059

	Foods - 5.26%
200	ConAgra Foods, Inc.	6,848
700	Herbalife Ltd. (b)	46,557
466	Lamb Weston Holdings, Inc.	20,495
200	Tyson Foods, Inc. - Class A	12,672
		86,572
	Health Care Equipment & Surplus - 0.94%
300	CONMED Corp.	15,396

	Health Care Facilities - 0.84%
800	Tenet Healthcare Corp. (b)	13,880

	Health Care Providers and Services - 2.25%
400	VCA, Inc. (b)	37,032

	Homebuilding - 1.97%
370	Lennar Corp. - Class B	16,454
710	William Lyon Homes - Class A (b)	16,053
		32,507

	Household Equipment & Products - 4.79%
1,300	Tupperware Brands Corp.	78,923

	Insurance: Life - 2.86%
2,060	CNO Financial Group, Inc.	47,133

	Oil: Crude Producers - 0.33%
1,100	Chesapeake Energy Corp. (b)	5,456

	Oil Well Equipment & Services - 1.67%
5,200	Ensco plc - Class A	27,508

	Paper - 0.83%
600	Kapstone Paper and Packaging Corp.	13,716

	Real Estate Investment Trusts (REITs) - 6.54%
2,900	Government Properties Income Trust	51,417
1,400	Granite Real Estate Investment Trust (a)	56,336
		107,753
	Shipping - 6.99%
200	Golar LNG Ltd. (a)	4,762
2,600	Golar LNG Partners LP (a)	58,526
28,818	Teekay Tankers Ltd. - Class A	51,872
		115,160
	Textiles, Apparel & Shoes - 2.03%
5,000	Iconix Brand Group, Inc. (b)	33,350

	Utilities: Electrical - 4.27%
500	Entergy Corp.	38,360
600	Great Plains Energy, Inc.	18,516
300	Portland General Electric Co.	13,407
		70,283
	TOTAL COMMON STOCKS (Cost $1,391,336)	1,609,585

	SHORT-TERM INVESTMENTS - 6.68%
54,954	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.88% (c)	54,954
54,954	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (c)	54,954
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,908)	109,908

	Total Investments in Securities (Cost $1,501,244) - 104.42%	1,719,493
	Liabilities in Excess of Other Assets - (4.42)%	(72,761)
	NET ASSETS - 100.00%	$1,646,732

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2017.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds' (the "Funds") investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of July 31, 2017:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,326,253	$-	$-	$7,326,253
Consumer Staples	8,777,789	-	-	8,777,789
Energy	5,278,911	-	-	5,278,911
Financial Services	22,631,097	-	-	22,631,097
Health Care	11,020,323	-	-	11,020,323
Industrials	2,004,668	-	-	2,004,668
Information Technology	2,885,804	-	-	2,885,804
Materials & Processing	796,313	-	-	796,313
Producer Durables	17,258,337	-	-	17,258,337
Technology	9,823,523	-	-	9,823,523
Utilities	3,999,622	-	-	3,999,622
Total Common Stocks	91,802,640	-	-	91,802,640
Short-Term Investments	1,305,497	-	-	1,305,497
Total Investments in Securities	$93,108,137	$-	$-	$93,108,137

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,715,285	$-	$-	$8,715,285
Energy	3,111,632	-	-	3,111,632
Financial Services	37,613,877	-	-	37,613,877
Health Care	2,837,629	-	-	2,837,629
Information Technology	5,236,452	-	-	5,236,452
Materials & Processing	10,125,561	-	-	10,125,561
Producer Durables	12,241,110	-	-	12,241,110
Technology	4,519,993	-	-	4,519,993
Utilities	3,415,187	-	-	3,415,187
Total Common Stocks	87,816,726	-	-	87,816,726
Short-Term Investments	1,435,772	-	-	1,435,772
Total Investments in Securities	$89,252,498	$-	$-	$89,252,498

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$437,098	$-	$-	$437,098
Consumer Staples	446,377	-	-	446,377
Energy	250,402	-	-	250,402
Financial Services	1,066,185	-	-	1,066,185
Health Care	508,677	-	-	508,677
Industrials	99,160	-	-	99,160
Information Technology	165,660	-	-	165,660
Materials & Processing	47,635	-	-	47,635
Producer Durables	762,787	-	-	762,787
Technology	542,164	-	-	542,164
Utilities	289,054	-	-	289,054
Total Common Stocks	4,615,199	-	-	4,615,199
Short-Term Investments	120,593	-	-	120,593
Total Investments in Securities	$4,735,792	$-	$-	$4,735,792

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$144,780	$-	$-	$144,780
Consumer Staples	86,572	-	-	86,572
Energy	148,124	-	-	148,124
Financial Services	501,593	-	-	501,593
Health Care	66,308	-	-	66,308
Industrial	143,874	-	-	143,874
Information Technology	206,546	-	-	206,546
Materials & Processing	133,752	-	-	133,752
Real Estate	107,753	-	-	107,753
Utilities	70,283	-	-	70,283
Total Common Stocks	1,609,585	-	-	1,609,585
Short-Term Investments	109,908	-	-	109,908
Total Investments in Securities	$1,719,493	$-	$-	$1,719,493

Refer to the Funds' schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.

There were no Level 3 securities held in the Funds during the period ended July 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Equity Income Fund

Cost of investments	$68,395,671

Gross unrealized appreciation	$29,099,338
Gross unrealized depreciation	(4,386,872)
Net unrealized appreciation	$24,712,466

Small Cap Value Fund

Cost of investments	$73,352,491

Gross unrealized appreciation	$25,650,262
Gross unrealized depreciation	(9,750,255)
Net unrealized appreciation	$15,900,007

Diversified Large Cap Value Fund

Cost of investments	$3,640,489

Gross unrealized appreciation	$1,150,608
Gross unrealized depreciation	(55,305)
Net unrealized appreciation	$1,095,303

Mid Cap Cap Value Fund

Cost of investments	$1,501,244

Gross unrealized appreciation	$268,687
Gross unrealized depreciation	(50,438)
Net unrealized appreciation	$218,249

* Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date                              9/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                              9/8/2017

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date                              9/8/2017

* Print the name and title of each signing officer under his or her signature.